RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Related Party Transactions [Abstract]
Federal tax basis
Federal tax basis with accumulated depreciation	9,143,642
Net tax book value	$ 4,720,339